Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (185.8)	$ (221.3)	$ (434.6)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	290.0	270.6	260.6
Impairment charges	2.7	0.0	2.6
Unrealized foreign exchange loss (gain)	8.4	(7.3)	(10.7)
Stock-based compensation	81.9	52.4	49.0
Loss on debt extinguishment	50.4	0.0	0.0
Amortization of debt issuance costs	12.5	16.5	12.6
Gain on pension curtailment	0.0	(10.0)	0.0
Fees incurred in conjunction with debt modification	0.0	0.0	(3.7)
Change in deferred taxes	(58.9)	(170.3)	(60.1)
Bad debt expense	21.7	3.9	11.9
Other non-cash operating activities	(3.6)	7.0	1.2
Changes in assets and liabilities:
Trade and other receivables	(235.5)	(173.4)	(146.9)
Income taxes payable	(19.6)	10.1	2.7
Prepaid expenses and other current assets	(26.9)	(17.6)	18.4
Other non-current assets	84.6	44.0	(137.6)
Accounts payable and accrued expenses	74.9	42.6	118.3
Accrued compensation	117.8	98.4	11.0
Other current and non-current liabilities	(216.8)	58.8	(29.8)
Net cash (used in) provided by operating activities	(2.2)	4.4	(335.1)
Cash flows from investing activities
Payment for property and equipment	(84.2)	(129.1)	(77.3)
Acquisitions of businesses, net of cash acquired	(35.5)	(99.9)	(57.1)
Sale of business, net of cash acquired	0.0	0.0	10.2
Acquisition of non-controlling interests	0.0	0.0	(17.3)
Investments in equity securities	(8.7)	0.0	0.0
Return of beneficial interest in a securitization	(85.0)	0.0	0.0
Collection on beneficial interest in a securitization	0.0	84.8	0.0
Other investing activities, net	(4.6)	1.0	3.8
Net cash used in investing activities	(218.0)	(143.2)	(137.7)
Cash flows from financing activities
Net proceeds from issuance of shares	9.0	23.4	39.8
Shares repurchased for payment of employee taxes on stock awards	(15.2)	(4.5)	(2.9)
Payment of contingent consideration	(22.3)	(8.4)	0.0
Proceeds from long-term borrowings	2,936.5	318.7	639.8
Repayment of borrowings	(3,133.2)	(150.3)	(313.5)
Debt issuance costs	(24.4)	(4.4)	0.0
Proceeds from initial public offering, net of underwriting	831.4	0.0	0.0
Proceeds from private placement	179.5	0.0	0.0
Payments of initial offering and private placement costs	(17.3)	0.0	0.0
Payment of finance lease liabilities	(10.8)	(9.1)	(6.7)
Other financing activities, net	(7.3)	2.3	0.0
Net cash provided by financing activities	725.9	167.7	356.5
Change in cash, cash equivalents and restricted cash	505.7	28.9	(116.3)
Cash, cash equivalents and restricted cash, beginning of the year	467.9	424.8	547.9
Effects of exchange rate fluctuations on cash, cash equivalents and restricted cash	(8.2)	14.2	(6.8)
Cash, cash equivalents and restricted cash, end of the year	$ 965.4	$ 467.9	$ 424.8